March 30, 2006

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Peoples Benefit Life Insurance Company Separate Account V
File No.811-06564, CIK 0000884067
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Peoples Benefit Life Insurance Company Separate Account V, a unit investment trust registered under the Act, mailed to its contract owners the annual report for the following underlying management investment companies: AEGON/Transamerica Series Trust, AllianceBernstein Variable Products Series Fund, Inc., Calvert Variable Series, Inc., Credit Suisse Trust, DFA Investment Dimensions Group, Inc., Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Variable Investment Fund, Federated Insurance Series, Gartmore Variable Investment Trust, Premier VIT, Seligman Portfolios, Inc., SteinRoe Variable Investment, T Rowe Price International Series, Inc., T Rowe Price Equity Series, Inc., Vanguard Variable Insurance Fund, Fidelity Variable Insurance Products Fund, Wanger Advisors Trust, and Wells Fargo Variable Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following annual reports were filed with the Commission via EDGAR on the dates indicated:

•	On March 2, 2006, AEGON/Transamerica Series Trust, (CIK: 778207) filed its annual report with the Commission via EDGAR.

•	On March 8, 2006, AllianceBernstein Variable Products Series Fund, Inc. (CIK: 825316) filed its annual report with the Commission via EDGAR.

•	On March 8, 2006, Calvert Variable Series, Inc. (CIK: 708950) filed its annual report with the Commission via EDGAR.

•	On March 8, 2006 Credit Suisse Trust (CIK: 941568) filed its annual report with the Commission via EDGAR.

•	On February 7, 2006 DFA Investment Dimensions Group, Inc. (CIK: 355437) filed its annual report with the Commission via EDGAR.

•	On February 23, 2006 Dreyfus Investment Portfolios (CIK: 1056707) filed its annual report with the Commission via EDGAR.

Securities and Exchange Commission

March 30, 2006

•	On February 16, 2006 The Dreyfus Socially Responsible Growth Fund, Inc. (CIK: 890064) filed its annual report with the Commission via EDGAR.

•	On February 16, 2006 Dreyfus Variable Investment Fund (CIK: 813383) filed its annual report with the Commission via EDGAR.

•	On March 1, 2006 Federated Insurance Series (CIK: 912577) filed its annual report with the Commission via EDGAR.

•	On March 13, 2006 Gartmore Variable Investment Trust (CIK: 353905) filed its annual report with the Commission via EDGAR.

•	On March 7, 2006 Premier VIT(CIK: 923185) filed its annual report with the Commission via EDGAR.

•	On March 10, 2006 Seligman Portfolios, Inc. (CIK: 817841) filed its annual report with the Commission via EDGAR.

•	On March 9, 2006 SteinRoe Variable Investment (CIK: 815425) filed its annual report with the Commission via EDGAR.

•	On February 24, 2006 T Rowe Price International Series, Inc. (CIK: 918292) filed its annual report with the Commission via EDGAR.

•	On February 24, 2006 T Rowe Price Equity Series, Inc.(CIK: 918294) filed its annual report with the Commission via EDGAR

•	On March 16, 2006 Vanguard Variable Insurance Fund (CIK: 857490) filed its annual report with the Commission via EDGAR.

•	On February 28, 2006 Fidelity Variable Insurance Products Fund (CIK: 356494; 831016; and 927384) filed its annual report with the Commission via EDGAR.

•	On March 7, 2006 Wanger Advisors Trust (CIK: 929521) filed its annual report with the Commission via EDGAR.

•	On March 7, 2006 Wells Fargo Variable Trust (CIK: 1081402) filed its annual report with the Commission via EDGAR.

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith, Vice President
Peoples Benefit Life Insurance Company